Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	$ 95,302	$ 69,470
Derivative Assets	17,844	14,415
Accrued Liabilities	(412,278)	(394,759)
Current Portion of Derivative Liabilities	(267,539)	(203,957)
Derivative Liabilities	(414,084)	(422,182)
Derivative [Member]
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	80
Accrued Liabilities	(21,725)	(24,491)
Derivatives designated as a cash flow hedge [Member] | Interest Rate Swap Agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Liabilities	(338)
Derivative Liabilities	(777)
Derivatives Not Designated as a Cash Flow Hedge [Member] | Warrant [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	10,328	9,314
Derivatives Not Designated as a Cash Flow Hedge [Member] | Interest Rate Swap Agreements [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	7,516	5,101
Current Portion of Derivative Liabilities	(198,196)	(148,006)
Derivative Liabilities	(154,673)	(240,171)
Derivatives Not Designated as a Cash Flow Hedge [Member] | Foreign Currency Contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Liabilities	(16,372)	(14,218)
Derivative Liabilities	(2,534)	(4,189)
Derivatives Not Designated as a Cash Flow Hedge [Member] | Cross Currency Swap Agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Liabilities	(52,633)	(41,733)
Derivative Liabilities	(256,100)	(177,822)
Derivatives Not Designated as a Cash Flow Hedge [Member] | Derivative [Member] | Interest Rate Swap Agreements [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(18,348)	(22,656)
Derivatives Not Designated as a Cash Flow Hedge [Member] | Derivative [Member] | Foreign Currency Contracts [Member]
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	80
Derivatives Not Designated as a Cash Flow Hedge [Member] | Derivative [Member] | Cross Currency Swap Agreements [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	$ (3,377)	$ (1,835)